Equipment Installment Plan Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Equipment Installment Plan Receivables
The following table summarizes the EIP receivables:

(in millions)	December 31, 2016	December 31, 2015
EIP receivables, gross	$3,230	$3,558
Unamortized imputed discount	(195)	(185)
EIP receivables, net of unamortized imputed discount	3,035	3,373
Allowance for credit losses	(121)	(148)
EIP receivables, net	$2,914	$3,225

Classified on the balance sheet as:
Equipment installment plan receivables, net	$1,930	$2,378
Equipment installment plan receivables due after one year, net	984	847
EIP receivables, net	$2,914	$3,225

Schedule of Equipment Installment Plan Receivables by Credit Category
The balance and aging of the EIP receivables on a gross basis by credit category were as follows:

	December 31, 2016			December 31, 2015
(in millions)	Prime	Subprime	Total	Prime	Subprime	Total
Unbilled	$1,343	$1,686	$3,029	$1,593	$1,698	$3,291
Billed – Current	51	77	128	77	91	168
Billed – Past Due	25	48	73	37	62	99
EIP receivables, gross	$1,419	$1,811	$3,230	$1,707	$1,851	$3,558

Schedule of Unamortized Imputed Discount and Allowance for Credit Losses for Equipment Installment Plan Receivables
Activity for the years ended December 31, 2016 and 2015 in the unamortized imputed discount and allowance for credit losses balances for the EIP receivables was as follows:

(in millions)	December 31, 2016	December 31, 2015
Imputed discount and allowance for credit losses, beginning of year	$333	$448
Bad debt expense	250	365
Write-offs, net of recoveries	(277)	(333)
Change in imputed discount on short-term and long-term EIP receivables	186	(84)
Impacts from sales of EIP receivables	(176)	(63)
Imputed discount and allowance for credit losses, end of year	$316	$333